Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
April 30, 2025
RW38-NPRT3-0625
1.867270.117
Bond Funds - 62.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	110,525	1,104,141
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	46,043	352,692
Fidelity Series Corporate Bond Fund (a)	69,399	643,332
Fidelity Series Emerging Markets Debt Fund (a)	6,218	48,938
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,506	13,841
Fidelity Series Floating Rate High Income Fund (a)	1,041	9,096
Fidelity Series Government Bond Index Fund (a)	115,020	1,060,480
Fidelity Series High Income Fund (a)	1,069	9,085
Fidelity Series International Credit Fund (a)	252	2,105
Fidelity Series International Developed Markets Bond Index Fund (a)	52,681	458,848
Fidelity Series Investment Grade Bond Fund (a)	99,163	998,567
Fidelity Series Investment Grade Securitized Fund (a)	69,706	624,564
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,399	372,090
Fidelity Series Real Estate Income Fund (a)	909	9,083
TOTAL BOND FUNDS (Cost $6,100,696)		5,706,862

Domestic Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	19,476	338,498
Fidelity Series Commodity Strategy Fund (a)	224	19,968
Fidelity Series Large Cap Growth Index Fund (a)	9,376	218,278
Fidelity Series Large Cap Stock Fund (a)	9,048	202,488
Fidelity Series Large Cap Value Index Fund (a)	25,518	411,101
Fidelity Series Small Cap Core Fund (a)	8,757	92,031
Fidelity Series Small Cap Opportunities Fund (a)	3,157	41,670
Fidelity Series Value Discovery Fund (a)	9,603	147,207
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,107,108)		1,471,241

International Equity Funds - 18.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,406	107,424
Fidelity Series Emerging Markets Fund (a)	10,958	100,152
Fidelity Series Emerging Markets Opportunities Fund (a)	21,052	402,296
Fidelity Series International Growth Fund (a)	15,531	285,452
Fidelity Series International Index Fund (a)	8,035	107,033
Fidelity Series International Small Cap Fund (a)	7,030	124,291
Fidelity Series International Value Fund (a)	20,043	282,402
Fidelity Series Overseas Fund (a)	18,956	283,957
Fidelity Series Select International Small Cap Fund (a)	571	6,922
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,340,992)		1,699,929

Short-Term Funds - 2.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,368	13,775
Fidelity Series Treasury Bill Index Fund (a)	17,902	178,121
TOTAL SHORT-TERM FUNDS (Cost $191,513)		191,896

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $72,408)	4.41	72,408	72,408

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,812,717)	9,142,336
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,220)
NET ASSETS - 100.0%	9,139,116

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	925,994	394,754	248,760	22,485	(86)	32,238	1,104,140	110,525
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	396,560	127,464	164,661	11,149	(32,243)	25,572	352,692	46,043
Fidelity Series Blue Chip Growth Fund	329,095	173,392	131,908	30,244	(3,119)	(28,962)	338,498	19,476
Fidelity Series Canada Fund	94,208	37,754	30,992	2,936	44	6,410	107,424	6,406
Fidelity Series Commodity Strategy Fund	70,740	6,426	55,927	2,294	(23,607)	22,336	19,968	224
Fidelity Series Corporate Bond Fund	622,136	185,630	157,931	22,174	(4,374)	(2,129)	643,332	69,399
Fidelity Series Emerging Markets Debt Fund	44,097	12,443	7,205	1,989	(302)	(95)	48,938	6,218
Fidelity Series Emerging Markets Debt Local Currency Fund	13,779	3,116	3,267	614	(167)	380	13,841	1,506
Fidelity Series Emerging Markets Fund	120,679	43,525	62,540	3,245	(2,599)	1,087	100,152	10,958
Fidelity Series Emerging Markets Opportunities Fund	483,302	175,072	258,974	9,748	(4,611)	7,507	402,296	21,052
Fidelity Series Floating Rate High Income Fund	8,373	2,741	1,766	572	(6)	(246)	9,096	1,041
Fidelity Series Government Bond Index Fund	963,691	341,516	245,349	27,017	(6,657)	7,279	1,060,480	115,020
Fidelity Series Government Money Market Fund	18,753	74,112	20,457	754	-	-	72,408	72,408
Fidelity Series High Income Fund	45,387	5,813	42,812	1,308	(2,533)	3,231	9,086	1,069
Fidelity Series International Credit Fund	1,993	78	-	78	-	34	2,105	252
Fidelity Series International Developed Markets Bond Index Fund	332,217	198,611	71,064	10,896	(2,193)	1,277	458,848	52,681
Fidelity Series International Growth Fund	236,212	117,474	67,847	9,207	(232)	(155)	285,452	15,531
Fidelity Series International Index Fund	88,913	41,007	27,941	2,518	570	4,484	107,033	8,035
Fidelity Series International Small Cap Fund	126,651	39,224	38,623	11,356	461	(3,422)	124,291	7,030
Fidelity Series International Value Fund	234,844	109,452	84,118	10,087	2,307	19,917	282,402	20,043
Fidelity Series Investment Grade Bond Fund	939,979	295,695	234,695	31,923	(5,832)	3,420	998,567	99,163
Fidelity Series Investment Grade Securitized Fund	608,044	178,933	159,531	21,538	(7,274)	4,392	624,564	69,706
Fidelity Series Large Cap Growth Index Fund	210,905	85,240	81,927	947	(808)	4,868	218,278	9,376
Fidelity Series Large Cap Stock Fund	192,551	85,384	67,437	15,311	(100)	(7,910)	202,488	9,048
Fidelity Series Large Cap Value Index Fund	395,918	172,254	145,849	13,451	1,566	(12,789)	411,100	25,518
Fidelity Series Long-Term Treasury Bond Index Fund	253,731	213,267	86,993	7,288	(12,047)	4,132	372,090	68,399
Fidelity Series Overseas Fund	234,706	113,902	76,390	4,964	1,515	10,224	283,957	18,956
Fidelity Series Real Estate Income Fund	8,288	2,274	1,569	376	(26)	117	9,084	909
Fidelity Series Select International Small Cap Fund	-	6,773	105	-	1	253	6,922	571
Fidelity Series Short-Term Credit Fund	20,472	4,165	11,079	664	130	87	13,775	1,368
Fidelity Series Small Cap Core Fund	97,109	44,975	32,523	1,150	(1,783)	(15,747)	92,031	8,757
Fidelity Series Small Cap Opportunities Fund	59,725	17,101	24,763	4,768	1,546	(11,939)	41,670	3,157
Fidelity Series Treasury Bill Index Fund	57,379	176,015	55,339	2,184	(16)	82	178,121	17,902
Fidelity Series Value Discovery Fund	138,644	62,100	45,607	7,424	(408)	(7,522)	147,207	9,603
	8,375,075	3,547,682	2,745,949	292,659	(102,883)	68,411	9,142,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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